Intangible Assets Other Than Goodwill (Tables)	6 Months Ended
Jun. 30, 2019
Intangible Assets Other Than Goodwill [Abstract]
Schedule of Intangible Assets

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2018	$36,900	$(255)	$36,645
Additions	—	(2,639)	(2,639)
Balance at June 30, 2019	$36,900	$(2,894)	$34,006

Amortization (Expense) / Income of Intangible Assets

	Three Month Period Ended		Six Month Period Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Favorable lease terms charter-out	$(1,319)	$—	$(2,639)	$—
Total	$(1,319)	$—	$(2,639)	$—

Future Amortization Income of Favorable Leases

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(7,631)	$(34,006)
Total	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(7,631)	$(34,006)